Securities Available for Sale (Tables) - LendingClub Corp [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities Reconciliation

The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale as of March 31, 2017 and December 31, 2016, were as follows:

March 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$167,115	$173	$(101)	$167,187
Asset-backed securities	20,097	1	(4)	20,094
U.S. agency securities	19,601	20	—	19,621
Certificates of deposit	17,000	—	—	17,000
Commercial paper	15,551	—	—	15,551
U.S. Treasury securities	2,494	1	—	2,495
Other securities	5,002	—	(10)	4,992
Total securities available for sale	$246,860	$195	$(115)	$246,940

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$181,359	$63	$(199)	$181,223
Certificates of deposit	27,501	—	—	27,501
Asset-backed securities	25,369	4	(9)	25,364
Commercial paper	20,164	—	—	20,164
U.S. agency securities	19,602	21	—	19,623
U.S. Treasury securities	2,493	3	—	2,496
Other securities	10,805	—	(39)	10,766
Total securities available for sale	$287,293	$91	$(247)	$287,137

The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale as of December 31, 2016 and 2015, were as follows:

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$181,359	$63	$(199)	$181,223
Certificates of deposit	27,501	—	—	27,501
Asset-backed securities	25,369	4	(9)	25,364
Commercial paper	20,164	—	—	20,164
U.S. agency securities	19,602	21	—	19,623
U.S. Treasury securities	2,493	3	—	2,496
Other securities	10,805	—	(39)	10,766
Total securities available for sale	$287,293	$91	$(247)	$287,137

December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$217,243	$2	$(1,494)	$215,751
Asset-backed securities	54,543	—	(134)	54,409
U.S. agency securities	16,602	1	(25)	16,578
U.S. Treasury securities	3,489	—	(4)	3,485
Other securities	7,005	—	(17)	6,988
Total securities available for sale	$298,882	$3	$(1,674)	$297,211

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value

A summary of securities available for sale with unrealized losses as of March 31, 2017 and December 31, 2016, aggregated by period of continuous unrealized loss, is as follows:

	Less than 12 months		12 months or longer		Total
March 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$85,233	$(99)	$3,173	$(2)	$88,406	$(101)
Asset-backed securities	8,678	(4)	—	—	8,678	(4)
Other securities	—	—	3,991	(10)	3,991	(10)
Total securities with unrealized losses(1)	$93,911	$(103)	$7,164	$(12)	$101,075	$(115)

	Less than 12 months		12 months or longer		Total
December 31, 2016	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$107,862	$(185)	$11,682	$(14)	$119,544	$(199)
Asset-backed securities	6,628	(8)	1,870	(1)	8,498	(9)
Other securities	6,800	(3)	3,966	(36)	10,766	(39)
Total securities with unrealized losses(1)	$121,290	$(196)	$17,518	$(51)	$138,808	$(247)

(1)	The number of investment positions with unrealized losses at March 31, 2017 and December 31, 2016 totaled 55 and 72, respectively.

A summary of securities available for sale with unrealized losses as of December 31, 2016 and 2015, aggregated by period of continuous unrealized loss, is as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2016	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$107,862	$(185)	$11,682	$(14)	$119,544	$(199)
Asset-backed securities	6,628	(8)	1,870	(1)	8,498	(9)
Other securities	6,800	(3)	3,966	(36)	10,766	(39)
Total securities with unrealized losses(1)	$121,290	$(196)	$17,518	$(51)	$138,808	$(247)

	Less than 12 months		12 months or longer		Total
December 31, 2015	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$212,018	$(1,494)	$—	$—	$212,018	$(1,494)
Asset-backed securities	54,409	(134)	—	—	54,409	(134)
U.S. agency securities	14,578	(25)	—	—	14,578	(25)
U.S. Treasury securities	3,485	(4)	—	—	3,485	(4)
Other securities	6,988	(17)	—	—	6,988	(17)
Total securities with unrealized losses(1)	$291,478	$(1,674)	$—	$—	$291,478	$(1,674)

(1)	The number of investment positions with unrealized losses at December 31, 2016 and 2015 totaled 72 and 141, respectively.

Investments Classified by Contractual Maturity

The contractual maturities of securities available for sale at March 31, 2017, were as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total
Corporate debt securities	$98,086	$69,101	$—	$—	$167,187
Asset-backed securities	8,178	11,916	—	—	20,094
U.S. agency securities	19,621	—	—	—	19,621
Certificates of deposit	17,000	—	—	—	17,000
Commercial paper	15,551	—	—	—	15,551
U.S. Treasury securities	—	2,495	—	—	2,495
Other securities	1,001	3,991	—	—	4,992
Total fair value	$159,437	$87,503	$—	$—	$246,940
Total amortized cost	$159,456	$87,404	$—	$—	$246,860

The contractual maturities of securities available for sale at December 31, 2016, were as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total
Corporate debt securities	$90,096	$91,127	$—	$—	$181,223
Certificates of deposit	27,501	—	—	—	27,501
Asset-backed securities	8,370	16,994	—	—	25,364
Commercial paper	20,164	—	—	—	20,164
U.S. agency securities	19,623	—	—	—	19,623
U.S. Treasury securities	—	2,496	—	—	2,496
Other securities	6,800	3,966	—	—	10,766
Total fair value	$172,554	$114,583	$—	$—	$287,137
Total amortized cost	$172,602	$114,691	$—	$—	$287,293

Schedule of Realized Gain (Loss)

Proceeds and gross realized gains and losses from sales of securities available for sale were as follows:

Year Ended December 31,	2016	2015
Proceeds	$2,494	$120,420
Gross realized gains	$2	$133
Gross realized losses	$—	$4